Long-Term Debt	12 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
Long-Term Debt
6. LONG-TERM DEBT
Long-term debt was comprised of the following at December 31, 2019, and December 31, 2020:

	As of December 31, 2019	As of December 31, 2020
Senior credit facility	$72,527	$70,972
Notes payable to Emmis	5,000	5,535
Notes payable to SG Broadcasting	6,250	21,400
Less: Current maturities	(3,672)	(1,836)
Less: Unamortized original discount	(2,437)	(2,153)

Total long-term debt, net of current portion and debt discount	$77,668	$93,918

Senior secured term loan agreement
On November 25, 2019, the Company entered into a $50.0 million, five-year senior secured term loan agreement (the “Senior Credit Facility”) with GACP Finance Co., LLC, a Delaware limited liability company, as administrative agent and collateral agent, which included one tranche of additional borrowings of $25.0 million. The Senior Credit Facility provides for initial borrowings of up to $50.0 million, of which net proceeds of $48.3 million after debt discount of $1.7 million, were paid concurrently to Emmis in connection with SG Broadcasting’s acquisition of a controlling interest in the Company. The Senior Credit Facility bears interest at a rate equal to the London Interbank Offered Rate (“LIBOR”), plus 7.5%, with a 2.0% LIBOR floor. The Senior Credit Facility requires interest payments on the first business day of each calendar month, and quarterly payments on the principal in an amount equal to one and one quarter percent of the initial aggregate principal amount are due on the last day of each calendar quarter. The Senior Credit Facility includes covenants pertaining to, among other things, the ability to incur indebtedness, restrictions on the payment of dividends, minimum Liquidity (as defined in the Senior Credit Facility) of $2.0 million for the period from the effective date until November 25, 2020, $2.5 million for the period from November 26, 2020 until November 25, 2021, and $3.0 million for the period thereafter, collateral maintenance, minimum Consolidated Fixed Charge Coverage Ratio (as defined in the Senior Credit Facility) of 1.10:1.00, and other customary restrictions. The Company borrowed $23.4 million of the remaining available borrowings to fund the Fairway Acquisition on December 13, 2019. Proceeds received were $22.6 million, net of a debt discount of $0.8 million. The effective interest rate for the year ending December 31, 2020 was 10.3%. The obligations under the Senior Credit Facility are secured by a perfected first priority security interest in substantially all of the assets of MediaCo Holding Inc. and its consolidated subsidiaries.
Amendment No.1 to senior secured term loan agreement
On February 28, 2020, the Company entered into Amendment No. 1 to its Senior Credit Facility, in order to, among other things, increase the maximum aggregate principal amount issuable under the SG Broadcasting Promissory Note to $10.3 million.
Amendment No.2 to senior secured term loan agreement
On March 27, 2020, the Company entered into Amendment No. 2 (“Amendment No. 2”) to its Senior Credit Facility, in order to, among other things, (i) reduce the required Consolidated Fixed Charge Coverage Ratio (as defined in the Senior Credit Facility) to 1.00x from June 30, 2020 to December 31, 2020, (ii) reduce the minimum Liquidity (as defined in the Senior Credit Facility) requirement to $1.0 million through September 30, 2020, (iii) permit equity contributions and loans during calendar year 2020 under the SG Broadcasting Promissory Note and any amendments thereto to count toward Consolidated EBITDA (as defined in the Senior Credit Facility) for purposes of the Consolidated Fixed Charge Coverage Ratio calculation, and (iv) increase the maximum aggregate principal amount issuable under the Second Amended and Restated SG Broadcasting Promissory Note (as defined below) from $10.3 million to $20.0 million. In connection with Amendment No. 2, the Company incurred an amendment fee of approximately $0.2 million, which was added to the principal amount of the Senior Credit Facility then outstanding.
Amendment No.3 to senior secured term loan agreement
On August 28, 2020, the Company entered into Amendment No. 3 (“Amendment No. 3”) to its Senior Credit Facility, in order, among other things, (i) to modify certain provisions relating to the repayment of the Term Loan (as defined in the Senior Credit Facility) such that no quarterly payments shall be required beginning with the fiscal quarter ending September 30, 2020 through and including the fiscal quarter ending June 30, 2021 and (ii) to suspend the testing of the Consolidated Fixed Charge Coverage Ratio (as defined in the Senior Credit Facility) from July 1, 2020 through and including June 30, 2021. In connection with Amendment No. 3, the Company incurred an amendment fee of approximately $0.1 million, which was added to the principal amount of the Senior Credit Facility then outstanding.
Amendment No.4 to senior secured term loan agreement
See Note 12, Subsequent Event, for a discussion of Amendment No. 4 to the Senior Credit Facility, executed on May 19, 2021.
The Senior Credit Facility is carried net of a total unamortized discount of $2.2 million at December 31, 2020.

Emmis Convertible Promissory Note
On November 25, 2019, as part of the consideration owed to Emmis in connection with SG Broadcasting’s acquisition of a controlling interest in the Company, the Company issued to Emmis the Emmis Convertible Promissory Note in the amount of $5.0 million. The Emmis Convertible Promissory Note carries interest at a base rate equal to the interest on any senior credit facility, or if no senior credit facility is outstanding, of 6.0%, plus an additional 1.0% on any payment of interest in kind and, without regard to whether the Company pays such interest in kind, an additional increase of 1.0% following the second anniversary of the date of issuance and additional increases of 1.0% following each successive anniversary thereafter. Because the Senior Credit Facility prohibits the Company from paying interest in cash on the Emmis Convertible Promissory Note, the Company accrues interest using the rate applicable for interest paid in kind. The Emmis Convertible Promissory Note is convertible, in whole or in part, into MediaCo Class A common stock at the option of Emmis beginning six months after issuance and at a strike price equal to the thirty day volume weighted average price of the MediaCo Class A common stock on the date of conversion. The Emmis Convertible Promissory Note matures on November 25, 2024. On November 25, 2020, annual interest of $0.5 million was paid in kind and added to the principal balance outstanding. Consequently, the principal amount outstanding under the Emmis Convertible Promissory Note as of December 31, 2020 was $5.5 million.
SG Broadcasting Promissory Note and amendments thereto
On November 25, 2019, the Company issued the SG Broadcasting Promissory Note, a subordinated convertible promissory note payable by the Company to SG Broadcasting, in return for which SG Broadcasting contributed to MediaCo $6.25 million for working capital and general corporate purposes. The SG Broadcasting Promissory Note carries interest at a base rate equal to the interest on any senior credit facility, or if no senior credit facility is outstanding, of 6.0%, and an additional increase of 1.0% following the second anniversary of the date of issuance and additional increases of 1.0% following each successive anniversary thereafter. The SG Broadcasting Promissory Note matures on May 25, 2025. Additionally, interest under the SG Broadcasting Promissory Note is payable in kind through maturity, and is convertible into MediaCo Class A common stock at the option of SG Broadcasting beginning six months after issuance and at a strike price equal to the thirty day volume weighted average price of the MediaCo Class A common stock on the date of conversion.
On February 28, 2020, the Company and SG Broadcasting amended and restated the SG Broadcasting Promissory Note such that the maximum aggregate principal amount issuable under the note was increased from $6.3 million to $10.3 million. Also on February 28, 2020, SG Broadcasting loaned an additional $2.0 million to the Company pursuant to the amended note for working capital purposes.
On March 27, 2020, the Company and SG Broadcasting further amended and restated the SG Broadcasting Promissory Note (the “Second Amended and Restated SG Promissory Note”) such that the maximum aggregate principal amount issuable under the note was increased from $10.3 million to $20.0 million. On March 27, 2020, SG Broadcasting loaned an additional $3.0 million to the Company pursuant to the Second Amended and Restated SG Promissory Note for working capital purposes.
On August 28, 2020, SG Broadcasting loaned an additional $8.7 million to the Company pursuant to the Second Amended and Restated SG Promissory Note for working capital purposes.
On November 25, 2020, annual interest of $1.1 million was paid in kind and added to the principal balance outstanding. Consequently, the principal amount outstanding under the Second Amended and Restated SG Broadcasting Promissory Note as of December 31, 2020 was $21.1 million.
On September 30, 2020, SG Broadcasting loaned an additional $0.3 million to the Company pursuant to an additional SG Broadcasting Promissory Note (the “Additional SG Broadcasting Promissory Note”) for working capital purposes. The Additional SG Broadcasting Promissory Note carries interest at a base rate equal to the interest on any senior credit facility, or if no senior credit facility is outstanding, of 6.0%, and an additional increase of 1.0% following the second anniversary of the date of issuance of the Second Amended and Restated SG Promissory Note and additional increases of 1.0% following each successive anniversary of the Second Amended and Restated SG Promissory Note thereafter. The Additional SG Broadcasting Promissory Note matures on May 25, 2025. Additionally, interest under the Additional SG Broadcasting Promissory Note is payable in kind through maturity, and is convertible into MediaCo Class A common stock at the option of SG Broadcasting at a strike price equal to the thirty day volume weighted average price of the MediaCo Class A common stock on the date of conversion. However, the Additional SG Broadcasting Promissory Note contains a limitation on conversion of the outstanding principal and any accrued but unpaid interest thereunder into shares of the Class A Common Stock, par value $0.01 per share (the “Class A Stock”), of the Company, such that the maximum number of shares of Class A Stock to be issued in connection with the conversion of the Additional SG Broadcasting Promissory Note shall not, without the prior approval of the shareholders of the Company, (i) exceed a number of shares equal to 19.9% of the outstanding shares of common stock of the Company immediately prior to September 30, 2020, (ii) exceed a number of shares that would evidence voting power greater than 19.9% of the combined voting power of the outstanding voting securities of the Company immediately prior to September 30, 2020, or (iii) otherwise exceed such number of shares of capital stock of the Company that would violate applicable listing rules of the Nasdaq Stock Market (“Nasdaq”), in each of subsections (i) through (iii), only to the extent required by applicable Nasdaq rules and guidance (the “Share Cap”). In the event the number of shares of Class A Stock to be issued upon conversion of the Additional SG Broadcasting Promissory Note exceeds the Share Cap, then the portions of the Additional SG Broadcasting Promissory Note that would result in the issuance of any excess shares shall cease being convertible, and the Company shall instead either (x) repay such portions of the Additional SG Broadcasting Promissory Note in cash or (y) obtain shareholder approval of the issuance of shares of Class A Stock in excess of the Share Cap prior to the issuance thereof.
See Note 12, Subsequent Event, for discussion of an additional contribution from Standard General in the form of subordinated debt subsequent to December 31, 2021, on May 19, 2021.

Based on amounts outstanding at December 31, 2020, mandatory principal payments of long-term debt for the next five years and thereafter are summarized below:

Year ended December 31,	Senior Credit Facility	Emmis Notes	SG Broadcasting Notes	Total
2021	$1,836	$—	$—	$1,836
2022	3,672	—	—	3,672
2023	3,672	—	—	3,672
2024	61,792	5,535	—	67,327
2025	—	—	21,400	21,400

Total	$70,972	$5,535	$21,400	$97,907